Risk Management and Derivative Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of derivative instruments that were not designated as hedges under U.S. GAAP
The following tables present derivative instruments that were not designated as hedges under U.S. GAAP as of March 31, 2014 and December 31, 2013 (dollars in thousands):

	Number	Notional Amount(1)	Fair Value Net Asset (Liability)		Range of Fixed LIBOR	Range of Maturity
As of March 31, 2014:
Interest rate swaps	17	$349,009	$(30,717)	(2)	4.55% - 5.25%	May 2014 - July 2018
Interest rate caps/floors	3	478,688	1,925		1.64% - 5.00%	July 2014 - January 2015
Total	20	$827,697	$(28,792)
As of December 31, 2013:
Interest rate swaps	19	$674,418	$(52,204)	(2)	4.27% - 5.25%	May 2014 - July 2018
Interest rate caps/floors	3	478,688	3,469		1.64% - 5.00%	July 2014 - January 2015
Total	22	$1,153,106	$(48,735)
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(1)	Excludes timing swaps with a notional amount of $28.0 million as of March 31, 2014 and December 31, 2013.

(2)
All of the interest rate swaps were liabilities of consolidated N-Star CDOs at period end and are only subject to the credit risks of the respective CDO transaction. As the interest rate swaps are senior to all the liabilities of the respective CDO and the fair value of each of the CDO’s investments exceeded the fair value of the CDO’s derivative liabilities, a credit valuation adjustment was not recorded.

The following tables present derivative instruments that were not designated as hedges under U.S. GAAP as of December 31, 2013 and 2012 (dollars in thousands):

	Number	Notional Amount (1)	Fair Value Net Assets (Liability)		Range of Fixed LIBOR	Range of Maturity
As of December 31, 2013:
Interest rate swaps	19	$674,418	$(52,204)	(2)	4.27% ‑ 5.25%	May 2014 ‑ July 2018
Interest rate caps/floors	3	478,688	3,469		1.64% ‑ 5.00%	July 2014 - January 2015
Total	22	$1,153,106	$(48,735)
As of December 31, 2012:
Interest rate swaps	34	$1,392,269	$(170,840)	(2)	4.55% - 5.63%	May 2013 - October 2019
Interest rate caps/floors	5	815,500	6,229		1.64% - 7.00%	January 2013 (3) - October 2014
Total	39	$2,207,769	$(164,611)
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(1)	Excludes timing swaps with a notional amount of $28.0 million and $68.9 million as of December 31, 2013 and 2012, respectively.

(2)
All of the interest rate swaps were liabilities of consolidated N-Star CDOs at period end and are only subject to the credit risks of the respective CDO transaction. As the interest rate swaps are senior to all the liabilities of the respective CDO and the fair value of each of the CDO’s investments exceeded the fair value of the CDO’s derivative liabilities, a credit valuation adjustment was not recorded.

(3)	Two floors with a total notional amount of $450.0 million were extended to July 2014.

Schedule of fair value of the derivative instruments as well as their classification on consolidated balance sheets
The following table presents the fair value of derivative instruments, as well as their classification on the consolidated balance sheets, as of March 31, 2014 and December 31, 2013 (dollars in thousands):

	Balance Sheet Location	March 31, 2014	December 31, 2013
Interest rate caps/floors	Derivative assets	$1,925	$3,469
Interest rate swaps	Derivative liabilities	$30,717	$52,204

The following table presents the fair value of derivative instruments, as well as their classification on the consolidated balance sheets, as of December 31, 2013 and 2012 (dollars in thousands):

		December 31,
	Balance Sheet Location	2013	2012
Interest rate caps/floors	Derivative assets	$3,469	$6,229
Interest rate swaps	Derivative liabilities	$52,204	$170,840

Schedule of the effect of the derivative instruments on consolidated statements of operations
The following table presents the effect of derivative instruments in the consolidated statements of operations for the three months ended March 31, 2014 and 2013 (dollars in thousands):

		Three Months Ended March 31,
	Statements of Operations Location	2014	2013
Amount of gain (loss) recognized in earnings:
Adjustments to fair value interest rate swaps	Unrealized gain (loss) on investments and other	$3,953	$15,761
Net cash payment for interest rate swaps	Unrealized gain (loss) on investments and other	$(6,736)	$(16,754)
Amount of swap gain (loss) reclassified from OCI into earnings	Interest expense on debt and securities	6,000	1,539,000

The following table presents the effect of derivative instruments in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

		Years Ended December 31,
	Statements of Operations Location	2013	2012	2011
Amount of gain (loss) recognized in earnings:
Adjustments to fair value interest rate swaps	Unrealized gain (loss) on investment and other	$33,730	$44,743	$(38,203)
Net cash payment for interest rate swaps	Unrealized gain (loss) on investment and other	$(52,734)	$(78,903)	$(102,578)
Amount of swap gain (loss) reclassified from OCI into earnings	Interest expense on debt and securities	$3,993	$6,520	$6,599
Reclassification of swap gain (loss) into gain (loss) from deconsolidation of N-Star CDOs (refer to Note 3)	Gain (loss) from deconsolidation	$(15,246)	$—	$—